Produced Content, Net	9 Months Ended
Sep. 30, 2020
Film Costs [Abstract]
PRODUCED CONTENT, NET
6. PRODUCED CONTENT, NET

As of December 31,
2019
RMB
Released, less amortization	891,574
In production	3,074,946
In development	388,701

4,355,221

	As of September 30,
	2020	2020
	RMB	US$
Released, less amortization and impairment
— Predominantly monetized with other content assets	1,516,977	223,427
— Predominantly monetized on its own	54,122	7,971

	1,571,099	231,398
In production, less impairment
— Predominantly monetized with other content assets	2,897,231	426,716
— Predominantly monetized on its own	182,873	26,934

	3,080,104	453,650
In development, less impairment
— Predominantly monetized with other content assets	774,712	114,103
— Predominantly monetized on its own	91,180	13,429

	865,892	127,532
Total	5,517,095	812,580

Amortization expense of
RMB2,228,522 (US$328,225)
and
R
MB
837,583 (US$123,363)
was recognized as cost of revenues in the condensed consolidated statement of comprehensive loss for the nine months ended September 30, 2020, for produced content predominantly monetized with other content assets and for produced content predominantly monetized on its own, respectively. Amortization expense for produced content was RMB2,324,085 for the nine months ended September 30, 2019. Estimated amortization expense relating to produced content that has been released for each of the next three years is as follows:

	RMB	US$
Three months ending December 31, 2020	326,064	48,024
Year ending December 31, 2021	421,467	62,075
Year ending December 31, 2022	214,681	31,619
Year ending December 31, 2023	147,147	21,672